BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Apr. 05, 2023	Aug. 26, 2022	Jun. 30, 2024	Dec. 31, 2023	Jan. 27, 2023	Dec. 31, 2022	Jun. 02, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Authorized share capital			$ 2,500,000	$ 100,000
Common stock shares authorized			10,000,000,000	400,000,000	400,000,000	400,000,000	100,000,000
Ordinary shares par value			$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.001
Ordinary shares, issued			30,840,000	30,840,000		24,800,000
Deferred offering costs			$ 1,600			$ 1,600
Ordinary shares, outstanding			30,840,000	30,840,000		24,800,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares par value	$ 2.50
Ordinary shares, issued	6,040,000
Gross proceeds from underwriters discount	$ 15,100
Net proceeds from underwriters discount	13,500
Deferred offering costs	$ 1,600
MWE Investments Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	66.75%
Public Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage	33.25%
Acquisition Agreement [Member] | Precious Choice Global [Member] | Multi Ways SG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		4.90%
Acquisition Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares		352,800
Reorganization Agreement [Member] | MWE Investment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		95.10%
Ownership shares		8,915,625
Reorganization Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		4.90%
Ownership shares		459,375
Reorganization Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration is settled and issued		459,326
Reorganization Agreement [Member] | MWE Investments [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration is settled and issued		8,915,624
Reorganization Agreement [Member] | Precious Choice Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares		352,800
Reorganization Agreement [Member] | MWE Holdings [Member] | Mr James Lim [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares		6,627,201
Reorganization Agreement [Member] | MWE Holdings [Member] | Ms Lee NG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer of shares		220,001